Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other liabilities
Schedule of other liabilities

	12/31/2019	12/31/2020

Sundry creditors	9,025	14,698
Cash balances undrawn	155	142
Accrued personnel obligations	4,388	3,584
Other obligations	2,288	2,248
Credit and debit card operation balances	2,435	2,446
	18,291	23,118